AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 31, 2005.

                                INVESTMENT COMPANY ACT FILE NO. 811-____________

--------------------------------------------------------------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-2

                        (Check Appropriate Box or Boxes)

       |X| REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             |_| Amendment No. _____


                       GAM MULTI-STRATEGY INVESTMENTS, LLC
               (Exact name of registrant as specified in charter)


                              135 EAST 57TH STREET
                            NEW YORK, NEW YORK 10022
                     Address of Principal Executive Offices
                     (Number, Street, City, State, Zip Code)

                              --------------------

                                 (212) 407-4600
              (Registrant's Telephone Number, including Area Code)

                              --------------------

                                 KENNETH DURSHT
                                  GAM USA INC.
                              135 EAST 57TH STREET
                            NEW YORK, NEW YORK 10022
                 (Name and Address (Number, Street, City, State,
                         Zip Code) of Agent for Service)

                              --------------------

                                   COPIES TO:

                              Christopher M. Wells
                              Coudert Brothers LLP
                           1114 Avenue of the Americas
                            New York, New York 10036


--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), because such interests will be issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.
Investments in the Registrant may be made only by "Eligible Investors" as defined herein. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

                       GAM MULTI-STRATEGY INVESTMENTS, LLC

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement of GAM Multi-Strategy Investments, LLC contains the following documents:

         Facing Sheet
         Explanatory Note
         Contents of Registration Statement
         Part A
         Part B
         Part C
         Signature Page
         Exhibits

                                     PART A

Responses to Items 1, 2, 3.2, 4, 5, 6, and 7 of Part A have been omitted pursuant to Paragraph 3 of Instruction G of the General Instructions to Form N-2.

Responses  to  certain  Items  required  to  be  included  in  Part  A  of  this
Registration Statement are incorporated herein by reference from the Registration Statement and Post-Effective Amendment on Form N-2 of GAM Avalon Lancelot, LLC ("GAM Lancelot") (1933 Act File No. 333-____________ and 1940 Act File No. 811-10245), as filed with the U.S. Securities and Exchange Commission (the "SEC") on March 31, 2005 ("GAM Lancelot Fund's Registration Statement on Form N-2").

ITEM 3.1 - FEE TABLE AND SYNOPSIS

Member Transaction Expenses
   Maximum Sales Load on Purchases (as a percentage of the
   offering price)...............................................             %
   Dividend Reinvestment and Cash Purchase Plan Fees.............             %

Annual Expenses (as a percentage of net assets)
   Management Fee................................................             %
   Administrative Fee............................................             %
   Custody Fee...................................................             %
   Other Operating Expenses (1)..................................             %

Total Annual Expenses                                                         %

         (1) Reflects all expected ordinary operating expenses of the Master Fund, other than the Investment Management Fee which is paid by GAM Lancelot Fund. The organizational expenses of the Master Fund will be expensed as incurred.

ITEM 8 - GENERAL DESCRIPTION OF THE REGISTRANT

GAM Multi-Strategy Investments, LLC (the "Master Fund") is a closed-end, non-diversified management investment company that was organized as a limited liability company under the laws of the State of Delaware on March 28, 2005. Interests in the Master Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Fund may be made only by "Eligible Investors" as defined herein. This Registration Statement, as amended, does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

Information on the Master Fund's investment objectives, the kinds of securities in which the Master Fund principally invests, other investment practices of the Master Fund and the risk factors associated with investments in the Master Fund are incorporated herein by reference from the sections entitled "The Master Fund," "Investment Program," "Types of Investments and Related Risk Factors," "Investment Restrictions" and "Additional Risk Factors Relating to the Fund's Structure" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 9 - MANAGEMENT

A description of how the business of the Master Fund is managed is incorporated herein by reference from the section entitled "The Directors," "The Advisor" and "The Investment Consultant" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2. The following list identifies the specific sections of GAM Lancelot Fund's prospectus under which the information required by Item 9 of Form N-2 may be found. Each of the following listed sections is incorporated herein by reference under this item.

         Item 9.1(a)   The Directors

         Item 9.1(b)   Prospectus Summary - Advisor; The Advisor;
                       The Investment Consultant

         Item 9.1(c)   The Advisor

         Item 9.1(d)   Fees and Expenses

         Item 9.1(e)   Fees and Expenses

         Item 9.1(f)   Fees and Expenses

         Item 9.1(g)   Conflicts of Interest

         Item 9.2(a)   Not Applicable

         Item 9.2(b)   Not Applicable

         Item 9.2(c)   Not Applicable

         Item 9.2(d)   Not Applicable

The Master Fund is managed by GAM USA Inc. (the "Advisor"). The Advisor is an indirect, wholly owned subsidiary of UBS A.G. ("UBS"), a Swiss bank.

Item 9.3 - CONTROL PERSONS

In the aggregate, GAM Lancelot Fund, a Delaware limited liability company, and the Advisor currently own 100% of the beneficial interests in the Master Fund. In addition, it is anticipated that two offshore funds (the "Offshore Funds") will own beneficial interests in the Master Fund. Each Offshore Fund will be owned and controlled by a feeder fund for tax-exempt investors. The feeder funds, Offshore Funds and Master Fund could currently all be said to be under the common control of and with the Advisor.

ITEM 10 - CAPITAL STOCK, LONG-TERM DEBT, AND OTHER SECURITIES

The Master Fund is organized as a limited liability company under the laws of the State of Delaware and will be classified as a partnership for income tax purposes.

The beneficial interests in the Master Fund shall be divided into interests ("Interests"). The number of Interests in the Master Fund shall be unlimited. All Interests issued by the Master Fund shall be fully paid and nonassessable. Interest holders ("Interest Holders" or "Members") shall have no preemptive or other rights to subscribe to any additional Interests or other securities issued by the Master Fund. The minimum capital contribution ("Capital Contribution") of each Member to the capital of the Master Fund shall be such amount as the Board of Directors of the Master Fund (the "Board") in its sole and absolute discretion may determine from time to time. The amount of the initial Capital Contribution of each Member shall be recorded on the books and records of the Master Fund upon acceptance as a contribution to the capital of the Master Fund. The Directors shall not be entitled to make voluntary contributions of capital to the Master Fund as Directors of the Master Fund, but may make voluntary contributions to the capital of the Master Fund as Members. The Board shall have full power and authority, in their sole and absolute discretion, and without obtaining Member approval, to (i) issue original or additional Interests at such times and on such terms and conditions as they deem appropriate, (ii) establish and to change in any manner Interests with such preference, terms to conversion, voting powers, rights, and privileges as the Board may determine (but the Board may not change Interests in a manner materially adverse to the Members), (iii) divide or combine the Interests in the Master Fund into a greater or lesser number, (iv) terminate the Master Fund, (v) issue Interests to acquire other assets (including assets subject to, and in connection with, the assumption of liabilities) and businesses and (vi) take such other action with respect to the Interests as the Board may deem desirable.

The Master Fund may be terminated by two-thirds vote of Members of the Master Fund or the Board by written notice to the Members.

The Master Fund, as permitted by the 1940 Act, may merge or consolidate with or into one or more limited liability companies formed under the Delaware Act or other business entities (as defined in Section 18-209(a) of the Delaware Act) pursuant to an agreement of merger or consolidation that has been approved in the manner contemplated by Section 18-209(b) of the Delaware Act.

ITEM 10.2 - LONG-TERM DEBT

Not applicable.

ITEM 10.3 - GENERAL

Not applicable.

ITEM 10.4 - TAXES

Information on the taxation of the Master Fund is incorporated by reference from the section titled "Tax Aspects" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 10.5 - OUTSTANDING SECURITIES

Information on the outstanding securities of the Master Fund is incorporated by reference from the section entitled "Subscription for Units" in GAM Lancelot Fund's Prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 10.6 - SECURITIES RATINGS

Not applicable.

ITEM 11- DEFAULTS AND ARREARS ON SENIOR SECURITIES

Not applicable.

ITEM 12 - LEGAL PROCEEDINGS

Not applicable.

ITEM 13 - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Not applicable.

                                     PART B

                       GAM MULTI-STRATEGY INVESTMENTS, LLC

ITEM 14 - COVER PAGE

Not applicable.

Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 15 - TABLE OF CONTENTS

Information in response to this Item 15 incorporated by reference to the section entitled "Table of Contents" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 16 - GENERAL INFORMATION AND HISTORY

Information in response to this Item 16 is incorporated by reference to the section entitled "The Fund and the Master Fund" in GAM Lancelot Fund's prospectus including in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 17 - INVESTMENT OBJECTIVE AND POLICIES

Part A contains basic information about the investment objectives, policies and limitations of the Master Fund. This Part B supplements the discussion in Part A of the investment objectives, policies, and limitations of the Master Fund.

Information on the fundamental investment limitations and the non-fundamental investment policies and limitations of the Master Fund, the types of securities bought and investment techniques used by the Master Fund and certain risks attendant thereto, as well as other information on the Master Fund's investment programs, is incorporated by reference from the section entitled "Investment Restrictions," "Investment Program," "Types of Investments and Related Risk Factors" and "Additional Risk Factors Relating to the Fund's Structure" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 18 - MANAGEMENT

Information about the Directors and Officers of the Master Fund, their roles in the management of the Master Fund, the compensation of the Directors, and the committees of the Board is incorporated by reference from the section entitled "The Directors" and "Conflicts of Interest" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 19 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

In the aggregate, GAM Lancelot Fund and the Advisor currently own roughly 99% of the beneficial interests of the Master Fund. GAM Lancelot Fund, the Offshore Fund and the Master Fund could all be said to be under the common control of and with the Advisor.

Because GAM Lancelot Fund currently may be deemed to control the Master Fund, GAM Lancelot Fund may take actions affecting the Master Fund without the approval of any other investor. The addition of other investors in the Master Fund may alter GAM Lancelot Fund's ability to control the Master Fund.

GAM Lancelot Fund has informed the Master Fund that whenever it is requested to vote on any proposal of the Master Fund, it will hold a meeting of Members and will cast its vote as instructed by its Members. It is anticipated that any other investors in the Master Fund would follow the same or similar practice.

The address of GAM Lancelot Fund is the same as that of the Master Fund.

Currently, GAM Lancelot Fund and the Advisor may be considered to control the Master Fund. The Master Fund, GAM Lancelot Fund and the Offshore Funds may be considered to be under common control of and with the Advisor.

ITEM 20 - INVESTMENT ADVISORY AND OTHER SERVICES

Information on the investment management and other services provided for or on behalf of the Master Fund is incorporated herein by reference from the sections entitled "The Advisor," "The Investment Consultant" and "Fees and Expenses" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2. The following list identifies the specific sections in GAM Lancelot Fund's prospectus under which the information required by Item 20 of Form N-2 may be found. Each section is incorporated herein by reference.

         Item 20.1(a) Prospectus - The Advisor; The Investment Consultant; Fees and Expenses

         Item 20.1(b) Prospectus - The Advisor; The Investment Consultant; Fees and Expenses

         Item 20.1(c)      Prospectus - The Advisor; Fees and Expenses

         Item 20.2         Prospectus - Fees and Expenses

         Item 20.3         Prospectus - Fees and Expenses

         Item 20.4         Not Applicable

         Item 20.5         Not Applicable

         Item 20.6         Prospectus - Fees and Expenses

         Item 20.7         Prospectus - Miscellaneous; Accountants and
                           Legal Counsel

         Item 20.8         Not Applicable

ITEM 21 - PORTFOLIO MANAGERS

Information on the Portfolio Managers of the Advisor is incorporated by reference from the section entitled "The Advisor" in GAM Lancelot Fund's prospectus including in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 22 - BROKERAGE ALLOCATION AND OTHER PRACTICES

A description of the Master Fund's brokerage allocation and other practices is incorporated herein by reference from the section entitled "Conflicts of Interest" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 23 - TAX STATUS

Information on the taxation of the Master Fund is incorporated by reference from the section entitled "Tax Aspects" in GAM Lancelot Fund's prospectus included in GAM Lancelot Fund's Registration Statement on Form N-2.

ITEM 24 - FINANCIAL STATEMENTS

Not applicable.

                                     PART C

                                OTHER INFORMATION

ITEM 25 - FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements and exhibits are filed as part of the Registration Statement.

1. Financial Statements.

                Not applicable.

2. Exhibits:

       +a         (1)  Certificate of Formation of Limited Liability Company.

        *         (2)  Limited Liability Company Agreement dated
                       ____________, 2005.

        b         Not applicable.

        c         Not applicable.

       *d         See Item 25(2)(a)(2).

        e         Not applicable.

        f         Not applicable.

       *g See Item 25(2)(a)(2); The Investment Consultancy Agreement with GAM International Management Limited dated ____________, 2005.

       *h         Not applicable.

        i         Not applicable.

        j The Custodian Services Agreement between Registrant and PFPC Trust Company dated ____________ 2005.

       *k (1) The Administration, Accounting and Investor Services Agreement between Registrant and PFPC Inc. dated ____________, 2005.

                  (2) The Escrow Agreement between Registrant and PFPC Inc. dated ____________, 2005.

       *l         Opinion and Consent of Coudert Brothers LLP.

        m         Not applicable.

       *n (i) Opinion and Consent of Coudert Brothers LLP as to tax matters.

                  (ii) Consent of Independent Registered Public Accounting Firm.

        o         Not applicable.

        p         Not applicable.

        q         Not applicable.

       *r The Code of Ethics of each of GAM USA Inc., GAM International Management Limited and GAM Services Inc.

            ----------------

            +     filed herewith
            *     to be filed by amendment

ITEM 26 - MARKETING ARRANGEMENTS

See Form of  Distributor's  Agreement and Selling  Agreement  filed  herewith as
Exhibit 25(2)(h).

ITEM 27 - OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         Blue Sky fees and expenses (including fees of counsel)    $___________*
         Legal and accounting fees and expenses                     $___________
         Printing, engraving and offering expenses                  $___________
         Miscellaneous                                              $___________

         ----------------------
         * To be filed by amendment.

ITEM 28 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL

After completion of the private offering of limited liability company interests in the Registrant made hereby, the Registrant expects that no person will be directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by the Advisor. Information regarding the ownership of the Advisor is set forth in its Form ADV, as filed with the SEC (SEC File No. 801-35671).

ITEM 29 - NUMBER OF HOLDERS OF SECURITIES

                       TITLE OF CLASS                   NUMBER OF RECORD HOLDERS
                                                           (as of 1/31/2005)

          Units of Limited Liability Company                      None
          Interests


ITEM 30 - INDEMNIFICATION

Reference is made to Section 3.9 of the Registrant's Limited Liability Company Agreement (the "LLC Agreement") filed as Exhibit 25(2)(a)(2) hereto. The Registrant hereby undertakes that it will apply the indemnification provision of the LLC Agreement in a manner consistent with Release 40-11330 of the SEC under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

The Registrant, in conjunction with the Advisor, the Registrant's directors and other registered investment management companies managed by the Advisor or its affiliates, maintains insurance on behalf of any person who is or was an independent director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as an individual general partner, director, officer, employee or agent of another managed investment company, against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person or any act for which the Registrant itself is not permitted to indemnify.

ITEM 31 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The list required by this Item 30 of officers and directors of the Advisor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by the Advisor with the SEC (SEC File No. 801-35671).

ITEM 32 - LOCATION OF ACCOUNTS AND RECORDS

Fund:                      GAM Multi-Strategy Investments, LLC
                           135 East 57th Street
                           New York, NY 10021

Administrator:             PFPC Inc.
                           8800 Tinicum Boulevard
                           3rd Floor, Suite 200
                           Philadelphia, PA 19153

Custodian:                 PFPC Trust Company
                           8800 Tinicum Boulevard
                           3rd Floor, Suite 200
                           Philadelphia, PA 19153

Advisor:                   GAM USA Inc.
                           135 East 57th Street
                           New York, NY  10021

ITEM 33 - MANAGEMENT SERVICES

Not applicable.

ITEM 34 - UNDERTAKINGS

Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 31st day of March, 2005.


                                  GAM MULTI-STRATEGY
                                  INVESTMENTS, LLC

                                  By: GAM USA Inc., Advisor, Authorized Person



                                  By:          /s/ Kenneth Dursht
                                      ------------------------------------
                                      Kenneth Dursht
                                      Secretary and General Counsel

                                  EXHIBIT INDEX


     EXHIBIT
     NUMBER       EXHIBIT DESCRIPTION

       +a         (1)  Certificate of Formation of Limited Liability Company.

        *         (2)  Limited Liability Company Agreement dated
                       ____________, 2005.

        b         Not applicable.

        c         Not applicable.

       *d         See Item 25(2)(a)(2).

        e         Not applicable.

        f         Not applicable.

       *g See Item 25(2)(a)(2); The Investment Consultancy Agreement with GAM International Management Limited dated ____________, 2005.

       *h         Not applicable.

        i         Not applicable.

        j The Custodian Services Agreement between Registrant and PFPC Trust Company dated ____________ 2005.

       *k (1) The Administration, Accounting and Investor Services Agreement between Registrant and PFPC Inc. dated ____________, 2005.

                  (2) The Escrow Agreement between Registrant and PFPC Inc. dated ____________, 2005.

       *l         Opinion and Consent of Coudert Brothers LLP.

        m         Not applicable.

       *n (i) Opinion and Consent of Coudert Brothers LLP as to tax matters.

                  (ii)  Consent  of  Independent  Registered  Public  Accounting
                  Firm..

        o         Not applicable.

        p         Not applicable.

        q         Not applicable.

       *r The Code of Ethics of each of GAM USA Inc., GAM International Management Limited and GAM Services Inc.

            -----------------

            +     filed herewith
            *     to be filed by amendment

                   INVESTMENT COMPANY ACT FILE NO. 811-_______
--------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               -------------------

                                    EXHIBITS
                                       TO
                                    FORM N-2

                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                           THE SECURITIES ACT OF 1933

                               -------------------

                       GAM MULTI-STRATEGY INVESTMENTS, LLC

             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

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